MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounting Policies And Estimates [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES AND JUDGMENTS [Text Block]

3. MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES AND JUDGMENTS

The Company's management makes judgments in its process of applying the Company's accounting policies in the preparation of its audited annual consolidated financial statements. In addition, the preparation of the financial data requires the Company's management to make assumptions and estimates of the impacts of uncertain future events on the carrying amounts of the Company's assets and liabilities at the end of the reporting period, and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates as the estimation process is inherently uncertain. Estimates are reviewed on an ongoing basis based on historical experience and other factors that are considered to be relevant under the circumstances. Revisions to estimates and the resulting impacts on the carrying amounts of the Company's assets and liabilities are accounted for prospectively.

New and amended IFRS standards that are effective for the current year

In the current year, the Company has applied the below amendments to IFRS Standards and Interpretations issued by the International Accounting Standards Board ("IASB") that were effective for annual periods that begin on or after January 1, 2023. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgments- Disclosure of Accounting Policies

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term "significant accounting policies" with "material accounting policy information." Accounting policy information is material if, when considered together with other information included in an entity's financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions, is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. The International Accounting Standards Board ("IASB") has also developed guidance and examples to explain and demonstrate the application of the 'four-step materiality process' described in IFRS Practice Statement 2.

The amendments were applied effective January 1, 2023 and did not have a material impact on the Company's consolidated financial statements.

Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors-Definition of Accounting Estimates

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are "monetary amounts in financial statements that are subject to measurement uncertainty."

The definition of a change in accounting estimates was deleted. However, the Board retained the concept of changes in accounting estimates in the Standard with the following clarifications:

  A change in accounting estimate that results from new information or new developments is not the correction of an error
  The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors

The amendments were applied effective January 1, 2023 and did not have a material impact on the Company's consolidated financial statements.

Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)

The amendments clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and decommissioning liabilities. The amendments were applied effective January 1, 2023 and did not have a material impact on the Company's consolidated financial statements.

Impact of Pillar Two Legislation

In December 2021, the Organization for Economic Co-operation and Development ("OECD") released a draft legislative framework for a global minimum tax that is expected to be used by individual jurisdictions. The goal of the framework is to reduce the shifting of profit from one jurisdiction to another in order to reduce global tax obligations in corporate structures. In March 2022, the OECD released detailed technical guidance on Pillar Two of the rules.

Stakeholders raised concerns with the IASB about the potential implications on income tax accounting, especially accounting for deferred taxes, arising from the Pillar Two model rules. The IASB issued the final Amendments (the "Amendments") International Tax Reform - Pillar Two Model Rules, in response to stakeholder concerns on May 23, 2023.

The amendments introduce a temporary exception to the accounting requirements for deferred taxes in IAS 12, so that an entity would neither recognize nor disclose information about deferred taxes and liabilities related to Pillar Two income taxes. This amendment to the IFRS Accounting Standards is mandatory effective for reporting periods beginning on or after January 1, 2023. For the year ended December 31, 2023, Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Company has operations. However, the Pillar Two legislation does not apply to the Company, as its consolidated revenue does not meet the required threshold for applicability of EUR 750 million. The Company will continue to evaluate the potential impact on future periods of the Pillar Two framework, pending legislative adoption by additional individual companies.

Business Combinations

Accounting Policy:	Acquisitions of businesses are accounted for using the acquisition method. The consideration of each business combination is measured, at the date of the exchange, as the aggregate of the fair value of assets given, liabilities incurred or assumed and equity instruments issued by the Company to the former owners of the acquiree in exchange for control of the acquiree. Acquisition-related costs incurred for the business combination are expensed. The acquiree's identifiable assets, liabilities and contingent liabilities are recognized at their fair value at the acquisition date.

Goodwill arising on acquisition is recognized as an asset and initially measured at cost, being the excess of the consideration of the acquisition over the Company's interest in the fair value of the net identifiable assets, liabilities and contingent liabilities recognized. If the Company's interest in the fair value of the acquiree's net identifiable assets, liabilities and contingent liabilities exceeds the cost of the acquisition, the excess is recognized in earnings or loss immediately. Goodwill may also arise as a result of the requirement under IFRS to record a deferred tax liability on the excess of the fair value of the acquired assets over their corresponding tax bases, with the corresponding offset recorded as goodwill.

Accounting Estimates and Judgments:	Determination of a Business
Determination of whether a set of assets acquired and liabilities assumed constitute a business may require the Company to make certain judgments, taking into account all facts and circumstances. A business consists of inputs, including non-current assets and processes, including operational processes, that when applied to those inputs have the ability to create outputs that provide a return to the Company and its shareholders.

Accounting Estimates and Judgments:	Fair Value Estimates
In business combinations, it generally requires time to obtain the information necessary to identify and measure the following as of the acquisition date:

(i) The identifiable assets acquired and liabilities assumed; (ii) The consideration transferred in exchange for an interest in the acquiree; (iii) The resulting goodwill.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete. These provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. The measurement period ends as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable and shall not exceed one year from the acquisition date.

The fair value of assets acquired and liabilities assumed requires that management make judgments and estimates taking into account information available at the time of the acquisition about future events including, but not restricted to, estimates of mineral reserves and resources, exploration potential, future metal prices, future operating costs and capital expenditures and discount rates.

During the allowable measurement period, the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. The Company may also recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends as soon as the Company receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable and shall not exceed one year from the acquisition date.

The fair value of assets acquired and liabilities assumed are subject to change for up to one year from the Acquisition Date. If new information arises which would impact management's assessment of the fair value at the Acquisition Date, any adjustments to the allocation of the purchase consideration will be recognized retrospectively and comparative information will be revised.

Accounting Estimates and Judgments:	Consideration for any acquisition
Acquisitions of businesses are accounted for using the acquisition method. The consideration of each business combination is measured, at the date of the exchange, as the aggregate of the fair value of assets given, liabilities incurred or assumed and equity instruments issued by the Company to the former owners of the acquiree in exchange for control of the acquiree. Management makes judgments and estimates in calculating the value of the shares and warrants transferred, including but not limited to share price, volatility, rate of quarterly dividends and the discount rate.

Accounting Estimates and Judgments:	Determining what is part of the business combination
The Company needs to assess if other arrangement(s) or transaction(s) shall be recognized as part of applying the acquisition method. To determine if the arrangement(s) or transaction(s), is(are) part of the business combination, the Company considers the following factors:

(i) The reasons for the arrangement(s) or transaction(s); (ii) Who initiated the arrangement(s) or transaction(s); and (iii) The timing of the arrangement(s) or transaction(s).

Goodwill

Accounting Policy:	Goodwill arising on the acquisition of a business is carried at cost as established at the date of the acquisition less accumulated impairment losses, if any. Goodwill is allocated to each of the Company's cash-generating units that is expected to benefit from the synergies of the acquisition. A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss in the consolidated statements of earnings or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods. As at December 31, 2023, the Company had $nil goodwill (2022 - $nil).

Foreign Currency

Accounting Policy:

The consolidated financial statements are presented in U.S. dollars. The individual financial statements of each entity are presented in their functional currency, which is the currency of the primary economic environment in which the entity operates.

Transactions in foreign currencies are translated into the entities' functional currencies at the exchange rates at the date of the transactions. Monetary assets and liabilities of the Company's operations denominated in a currency other than the U.S. dollar are translated using exchange rates prevailing at the date of the statement of financial position. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates on the dates of the transactions. Revenue and expense items are translated at the exchange rates in effect at the date of the underlying transaction, except for depletion and depreciation related to non-monetary assets, which are translated at historical exchange rates. Exchange differences are recognized in the statements of earnings or loss in the period in which they arise.

Accounting Estimates and Judgments:	Determination of Functional Currency

The functional currency for each of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. The Company has determined that the functional currency of each entity is the U.S. dollar. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Revenue Recognition (Note 5)

Accounting Policy:

The Company's primary product is silver and gold. Other metals, such as lead and zinc, produced as part of the extraction process are considered to be by-products arising from the production of silver and gold. Smelting and refining charges are net against revenue from the sale of metals.

Revenue relating to the sale of metals is recognized when control of the metal or related services are transferred to the customer in an amount that reflects the consideration the Company expects to receive in exchange for the metals.
When considering whether the Company has satisfied its performance obligation, it considers the indicators of the transfer of control, which include, but are not limited to, whether: the Company has a present right to payment; the customer has legal title to the asset; the Company has transferred physical possession of the asset to the customer; and the customer has the significant risks and rewards of ownership of the asset.

Metals in doré sold are priced on date of transfer of control. Final weights and assays are adjusted on final settlement which is approximately one month after delivery.

Revenue from the sale of coins, ingots and bullion is recorded when the products have been shipped and funds have been received. When cash was received from customers prior to shipping of the related finished goods, the amounts are recorded as unearned revenue until the products are shipped.

Accounting Estimates and Judgments:	Determination of Performance Obligations

The Company applied judgment to determine if a good or service that is promised to a customer is distinct based on whether the customer can benefit from the good or service on its own or together with other readily available resources and whether the good or service is separately identifiable. Based on these criteria, the Company determined the primary performance obligation relating to its sales contracts is the delivery of the bullion and doré.

Inventories (Note 12)

Accounting Policy:	Mineral inventories, including stockpiled ore, work in process and finished goods, are valued at the lower of weighted average cost and estimated net realizable value. Cost includes all direct costs incurred in production including direct labour and materials, freight, depreciation and amortization and directly attributable overhead costs. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and future metal prices less estimated future production costs to convert the inventories into saleable form.

Any write-downs of inventory to net realizable value are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to net realizable value are reversed to the extent that the related inventory has not been sold.

Stockpiled ore inventory represents ore that has been extracted from the mine and is available for further processing. Costs added to stockpiled ore inventory are valued based on current mining cost per ounce incurred up to the point of stockpiling the ore and are removed at the weighted average cost per ounce. Stockpiled ore tonnage and head grades are verified by periodic surveys and physical counts.

Work in process inventory includes precipitates, inventories in tanks and in the milling process. Finished goods inventory includes metals in their final stage of production prior to sale, including primarily doré, bullion and dried concentrates at our operations and finished goods in-transit.

Materials and supplies inventories are valued at the lower of weighted average cost and net realizable value. Costs include acquisition, freight and other directly attributable costs.

Exploration Potential, Exploration and Evaluation Expenditures (Note 15)

Accounting Policy:	Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes:

  Acquiring the rights to explore;
  Researching and analyzing historical exploration data;
  Gathering exploration data through topographical, geochemical and geophysical studies;
  Exploratory drilling, trenching and sampling;
  Determining and examining the volume and grade of the resource;
  Surveying transportation and infrastructure requirements; and
  Compiling pre-feasibility and feasibility studies.

Capitalization of exploration and evaluation expenditures commences on acquisition of a beneficial interest or option in mineral rights. Capitalized costs are recorded as mining interests at cost less accumulated transfers to producing mineral properties and impairment charges, if applicable. No amortization is charged during the exploration and evaluation phase as the asset is not available for use.

Exploration and evaluation assets include exploration potential which represents the potential additional mineralization beyond the existing known reserves and resources of a producing mineral property which the Company gain access through acquiring the mineral rights and/or concessions. The exploration potential is recorded at cost less accumulated transfers to producing mineral properties and accumulated impairment losses, if any. No amortization is charged during the exploration and evaluation phase as the asset is not available for use.

The majority of the Company's exploration and evaluation expenditures focus on mineral deposits in proximity to its existing mining operations. Where the Company is acquiring a new property, the Company makes a preliminary evaluation to determine that the property has significant potential to develop an economic ore body.

Exploration and evaluation expenditures are transferred to development or producing mining interests when technical feasibility and commercial viability of the mineral resource have been demonstrated. Factors taken into consideration include:

  There is sufficient geological certainty of converting the mineral deposit into proven and probable reserves;
  Life of mine plan and economic modeling support the economic extraction of such reserves and resources;
  For new properties, a scoping study and/or feasibility study demonstrates that the additional reserves and resources will generate a positive economic outcome; and
  Operating and environmental permits exist or are reasonably assured as obtainable.

Exploration and evaluation expenditures remain as exploration mining interests and do not qualify as producing mining interests until the aforementioned criteria are met. Exploration and evaluation expenditures are transferred to development or producing mining interests when the technical feasibility and commercial viability of a mineral resource has been demonstrated according to the above mentioned factors.

Once the technical feasibility, commercial viability and a development decision have been established, the value of the exploration and evaluation asset is reclassified and accounted for in accordance with IAS 16, Property, Plant and Equipment ("IAS 16"). The exploration and evaluation asset is subject to an impairment test prior to reclassification in accordance with IFRS 6, Exploration and Evaluation of Mineral Resources ("IFRS 6"). It is subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any.

Accounting Estimates and Judgments:	Economic recoverability and probability of future economic benefits of exploration, evaluation and development costs
Management has determined that exploratory drilling, evaluation, development and related costs incurred which were capitalized have potential future economic benefits and are potentially economically recoverable, subject to impairment analysis. Management uses several criteria in its assessments of economic recoverability and probability of future economic benefit including geologic and metallurgic information, exploration plans and results, accessible facilities and existing permits.

Mining Interests (Note 15)

Accounting Policy:

Exploration, development and field support costs directly related to mining interests are deferred until the property to which they directly relate is placed into production, sold, abandoned or subject to a condition of impairment. The deferred costs are amortized over the useful life of the ore body following commencement of production, or written off if the property is sold or abandoned. Administration costs and other exploration costs that do not relate to any specific property are expensed as incurred.

Upon commencement of commercial production, mining interests are depleted on a units-of- production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material to be extracted in current and future periods based on reserves and resources considered to be highly probable to be economically extracted over the life of mine. If no published reserves and resources are available, the Company may rely on internal estimates of economically recoverable mineralized material, prepared on a basis consistent with that used for determining reserves and resources, for purpose of determining depletion.

From time to time, the Company acquires or disposes of properties pursuant to the terms of option agreements. Options are exercisable entirely at the discretion of the optionee with no obligation or sale until exercised or expired and, accordingly, are recorded as mineral property costs or recoveries when the payments are made or received.

Accounting Estimates and Judgments:	Mineral Reserve and Resource Estimates

Mineral reserve and resource estimates affect the determination of recoverable value used in impairment assessments, the depletion and depreciation rates for non-current assets using the units of production method and the expected timing of reclamation and closure expenditures.

The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 ("NI 43-101") Technical Report standards. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgments used in engineering and geological interpretation. Differences between management's assumptions including economic assumptions such as metal prices and market conditions could have a material effect in the future on the Company's financial position, results of operation and cash flows.

Accounting Estimates and Judgments:	Depletion Rate for Mining Interests

Mining interests are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material to be extracted in current and future periods based on reserves and resources considered to be highly probable to be economically extracted over the life of mine. Should there be a change in the associated depletion rate from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.
Stream Asset (Note 15)

Accounting Policy:	A stream asset is a long-term metal purchase agreement for which settlement is called for in silver, the amount of which is based on production at a mine corresponding to the specific agreement. On acquisition of a stream asset, it is recorded at cost and is accounted for in accordance with IFRS 6. A stream asset where the mine corresponding to the specific agreement is an exploration and evaluation stage property is classified as exploration and evaluation asset and is assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized for the amount by which the asset's carrying value exceeds its recoverable amount.

Once the technical feasibility, commercial viability and a development decision have been established, the value of the stream asset is reclassified and accounted for in accordance with IAS 16. The exploration and evaluation asset is subject to an impairment test prior to reclassification in accordance with IFRS 6. It is subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any.

A producing stream asset is depleted using the units-of-production method over the life of the property to which the interest relates, which is estimated using available information of proven and probable reserves and the portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific agreement.

Property, Plant and Equipment (Note 16)

Accounting Policy:	Property, plant and equipment are recorded at cost less accumulated depreciation and accumulated impairment losses. The cost of an item of property, plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and borrowing costs related to the acquisition or construction of qualifying assets.

Property, plant and equipment are depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and reclassified to machinery and equipment when it becomes available for use.

Depreciation commences when the asset is in the condition and location necessary for it to operate in the manner intended by management. Depreciation charges on assets that are directly related to mineral properties are allocated to those mineral properties.

The Company conducts an annual review of residual balances, useful lives and depreciation methods utilized for property, plant and equipment. Any changes in estimate that arise from this review are accounted for prospectively.

Accounting Estimates and Judgments:	Commencement of Commercial Production

Prior to reaching commercial production levels intended by management, costs incurred are capitalized as part of the related mine or mill. Depletion of capitalized costs for mining properties and depreciation and amortization of property, plant and equipment begin when operating levels intended by management have been reached.

Determining when a mine or mill is in the condition necessary for it to be capable of operating in the manner intended by management is a matter of judgment dependent on the specific facts and circumstances. The following factors may indicate that commercial production has commenced:

  Substantially all major capital expenditures have been completed to bring the asset to the condition necessary to operate in the manner intended by management;
  The mine or mill has reached a pre-determined percentage of design capacity;
  The ability to sustain a pre-determined level of design capacity for a significant period of time (i.e. the ability to process ore continuously at a steady or increasing level);
  The completion of a reasonable period of testing of the mine plant and equipment;
  The ability to produce a saleable product;
  The mine or mill has been transferred to operating personnel from internal development groups or external contractors; and
  Mineral recoveries are at or near the expected production levels.

Accounting Estimates and Judgments:	Depreciation and Amortization Rates for Property, Plant and Equipment

Depreciation and amortization expenses are determined based on estimated useful life of the asset. Should the expected asset life and associated depreciation rates differ from the initial estimate, the change in estimate would be made prospectively in the consolidated statements of earnings or loss.

Borrowing Costs

Accounting Policy:	Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of the asset until the asset is substantially ready for its intended use. Other borrowing costs are recognized as an expense in the period incurred. As at December 31, 2023 and 2022, the Company does not have any qualifying assets under construction.

Right of Use Assets (Note 17) and Lease Liabilities (Note 22)

Accounting Policy:	The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For short-term and low value leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

  Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
  Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
  The amount expected to be payable by the lessee under residual value guarantees;
  The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
  Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

  the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
  the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).
  a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Accounting Policy:	The right-of-use assets comprise of the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of- use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement.

Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Company's general policy on borrowing costs.

Impairment of Non-Current Assets (Note 18)

Accounting Policy:

At each statement of financial position date, the Company reviews the carrying amounts of its non- current assets to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. Where the asset does not generate independent cash inflows, the Company estimates the recoverable amount of the cash generating unit ("CGU") to which the asset belongs.

If the recoverable amount of the asset or CGU is determined to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount and an impairment loss is recognized as an expense in the consolidated statements of earnings or loss. Recoverable amount is the higher of fair value less costs of disposal ("FVLCD") and value in use ("VIU").

FVLCD is determined as the amount that would be obtained from the sale of the asset or CGU in an arm's length transaction between knowledgeable and willing parties. The Company considers the use of a combination of its internal discounted cash flow economic models and in-situ value of reserves, resources and exploration potential of each CGU for estimation of its FVLCD. These cash flows are discounted by an appropriate post-tax discount rate to arrive at a net present value of the asset. VIU is determined as the present value of the estimated cash flows expected to arise from the continued use of the asset or CGU in its present form and its eventual disposal. VIU is determined by applying assumptions specific to the Company's continued use and does not take into account future development.

Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment been recognized for the asset or CGU in prior periods, adjusted for additional amortization which would have been recorded had the asset or CGU not been impaired. A reversal of an impairment loss is recognized as a gain in the statements of earnings or loss.

Accounting Estimates and Judgments:	Indications of Impairment and Reversal of Impairment

Management considers both external and internal sources of information in assessing whether there are any indications that the Company's property, plant and equipment and mining interests are impaired or previous impairments should be reversed. External sources of information management considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its property, plant and equipment and mining interests. Internal sources of information management considers includes the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets.

For exploration and evaluation assets, indications include but are not limited to expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned, and if the entity has decided to discontinue exploration activity in the specific area.

Fair Value Estimates

In determining the recoverable amounts of the Company's property, plant and equipment and mining interests, management makes estimates of the discounted future cash flows expected to be derived from the Company's mining properties, costs of disposal of the mining properties and the appropriate discount rate. Reductions in metal price forecasts, increases in estimated future costs of production, increases in estimated future capital expenditures, reductions in the amount of recoverable reserves, resources, and exploration potential, and/or adverse current economics can result in an impairment of the carrying amounts of the Company's non-current assets. Conversely, favourable changes to the aforementioned factors can result in a reversal of previous impairments.

Once an indicator of impairment is identified, significant judgement is required to determine the recoverable amounts of the Company's mining interests. Following the temporary suspension of operations at Jerritt Canyon, the Company has determined that there was an indicator of impairment. The Company determined that the value of the CGU can be estimated using the market approach, based on the implied value per in-situ ounce of the property, rather than from the future cash flows from continuing operations.

In estimating the FVLCD, the Company took into account the consideration paid in recent transactions for comparable Companies and benchmarked the value per in-situ ounce at Jerritt Canyon against these transactions. The Company concluded that the resulting measurement is more representative of the fair value of the CGU in the circumstances existing at the end of the current period.

Share-based Payment Transactions (Note 25(b)(c)(d)(e))

Accounting Policy:	Employees (including directors and officers) of the Company may receive a portion of their remuneration in the form of stock options which are share-based payment transactions ("share- based payments"). Stock options issued to employees are measured by reference to their fair value using the Black-Scholes model at the date on which they were granted. Forfeitures are estimated at grant date and adjusted prospectively based on actual forfeitures. Share-based payments expense, for stock options that are forfeited or cancelled prior to vesting, is reversed. The costs of share- based payments are recognized, together with a corresponding increase in the equity reserve, over the period in which the services and/or performance conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award ("the vesting date"). On exercise by the employee, the associated option value in the equity reserve is reclassified to share capital.

The Company adopted the 2022 Long-Term Incentive Plan ("LTIP") to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity.

In situations where equity instruments are issued to non-employees, the share-based payments are measured at the fair value of goods or services received. If some or all of the goods or services received by the Company as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment.

Accounting Estimates and Judgments:	Valuation of Share-based Payments
The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company's earnings and equity reserves.

Taxation (Note 24)

Accounting Policy:	Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case they are recognized in other comprehensive income or directly in equity.

Current income tax is based on taxable earnings for the year. The tax rates and tax laws to compute the amount payable are those that are substantively enacted in each tax regime at the date of the statement of financial position.

Deferred income tax is recognized, using the liability method, on temporary differences between the carrying value of assets and liabilities in the statement of financial position, unused tax losses, unused tax credits and the corresponding tax bases used in the computation of taxable earnings, based on tax rates and tax laws that are substantively enacted at the date of the statement of financial position and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, and interests in joint ventures, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences to the extent that the realization of the related tax benefit through future taxable earnings is probable.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset the current tax assets against the current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

The Company has applied the mandatory exception to the recognition and disclosure of information about deferred tax assets and liabilities related to Pillar Two income taxes (i.e. income taxes arising from the jurisdictional implementation of OECD's Pillar Two Model Rules).

Accounting Estimates and Judgments:	Recognition of Deferred Income Tax Assets

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Forecasted cash flows from operations are based on life of mine projections internally developed, reviewed by management and are consistent with the forecasts utilized for business planning and impairment testing purposes. Weight is attached to tax planning opportunities that are within the Company's control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets recognized. At the end of each reporting period, the Company reassesses recognized and unrecognized income tax assets.

Accounting Estimates and Judgments:	Tax Contingencies
The Company's operations involve dealing with uncertainties and judgments in the application of tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with tax authorities in various jurisdictions and resolution of disputes arising from tax audits. The Company recognizes potential liabilities and records tax liabilities for anticipated tax audit issues based on its estimate of whether, and the extent to which, additional taxes will be due. The Company adjusts these liabilities in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company's current estimate of the tax liabilities. If the Company's estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Cash and Cash Equivalents (Note 19)

Accounting Policy:	Cash in the statement of financial position includes cash on hand and held at banks and cash equivalents include short-term guaranteed investment certificates redeemable within three months or less at the date of purchase.

Accounting Estimates and Judgments:	Determination and classification of current and non-current restricted cash
The Company determines if the funds on hand and held at banks meets the definition of cash or cash equivalents. When there is a restriction on those funds, the Company assesses the nature of the restriction and if it is applicable, excludes the related amounts from the cash and cash equivalents balance. The Company then assesses the classification of the restricted cash between current and non-current based on the following factors:

  An asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the period; and
  It expects to realize the asset within twelve months after the reporting period.

The evaluation was performed based on the available information at the end of the reporting period; if there are changes in the circumstances the Company will reassess the classification.

Financial Instruments

Accounting Policy:	Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss ("FVTPL"). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities.

Amortized cost

Financial assets that meet the following conditions are measured subsequently at amortized cost:

  The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and
  The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. Interest income is recognized using the effective interest method.

The Company's financial assets at amortized cost primarily include cash and cash equivalents, trade and other receivables and value added taxes receivable included in other current and non-current financial assets in the Consolidated Statement of Financial Position.

Fair value through other comprehensive income ("FVTOCI")

Financial assets that meet the following conditions are measured at FVTOCI:

  The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The Company has designated certain investments in marketable securities that are not held for trading as FVTOCI (Note 13).

On initial recognition, the Company may make an irrevocable election (on an instrument-by- instrument basis) to designate investments in equity instruments that would otherwise be measured at fair value through profit or loss to present subsequent changes in fair value in other comprehensive income. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognized by an acquirer in a business combination. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in OCI. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity instrument, instead, it is transferred to retained earnings.

Accounting Policy:	Financial assets measured subsequently at fair value through profit or loss ("FVTPL")

By default, all other financial assets, including derivatives, are measured subsequently at FVTPL.

The Company, at initial recognition, may also irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.

Financial assets measured at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss to the extent they are not part of a designated hedging relationship. Fair value is determined in the manner described in Note 26. The Company's financial assets at FVTPL include its account receivable arising from sales of metal contained in concentrates.

Financial liabilities and equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs. Repurchase of the Company's own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company's own equity instruments.

Financial liabilities that are not contingent consideration of an acquirer in a business combination, held for trading or designated as FVTPL, are measured at amortized cost using the effective interest method. The Company's financial liabilities at amortized cost primarily include trade and other payables, debt facilities (Note 21) and lease liabilities (Note 22).

Accounting Estimates and Judgments:	Investments in Associates and Joint Ventures
As a result of the sale of the La Guitarra Mine and the La Parrilla Mine, the Company is a material shareholder of Sierra Madre Gold and Silver Ltd. ("Sierra Madre") and of Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.) ("Silver Storm"). Judgement is needed to assess whether the Company's interest in an investee meets the definition of having significant influence and therefore requires to be accounted for under the equity method.

In making a judgement of whether the Company has significant influence over the entity, management has evaluated the ownership percentage as well as other qualitative factors including but not limited to representation on the Board of Directors, participation in operational or financial policy-making processes, material transactions between the Company and the investee, interchange of managerial personnel, provision of technical information and the nature of potential voting rights.

As part of this assessment, management has considered that until such time that the Company holds less than 19.9% of the outstanding shares, the Company has agreed to vote in the manner recommended by the Board of Directors of each of Sierra Madre and Silver Storm.

Based on the qualitative factors noted above, the restrictions imposed on voting rights, and the lack of rights to have or appoint members to the Board, the Company has determined that significant influence does not exist despite holding a 46% interest in Sierra Madre and a 41% interest in Silver Storm. The Company began accounting for the shares received from Sierra Madre and Silver Storm as equity securities at FVTOCI.

Provisions (Note 23)

Accounting Policy:	Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate of the obligation can be made. The amount recognized as a provision is the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as finance costs.

Accounting Estimates and Judgments:	Estimated Reclamation and Closure Costs

The Company's provision for decommissioning liabilities represents management's best estimate of the present value of the future cash outflows required to settle estimated reclamation and closure costs at the end of the mine's life. The provision reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above factors can result in a change to the provision recognized by the Company.

Changes to reclamation and closure cost obligations are recorded with a corresponding change to the carrying amounts of related mining properties. Adjustments to the carrying amounts of related mining properties can result in a change to future depletion expense.

Earnings or Loss per Share (Note 11)

Accounting Policy:	Basic earnings or loss per share for the period is calculated by dividing the earnings or loss attributable to equity holders of the Company by the weighted average number of shares outstanding during the reporting period.

Diluted earnings or loss per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive share equivalents, such as stock options, restricted share units, convertible debt and share purchase warrants. Diluted earnings or loss per share is calculated using the treasury stock method and assumes the receipt of proceeds upon exercise of the options with exercise prices below the average market price to determine the number of shares assumed to be purchased at the average market price during the period.

Assets Held-for-Sale (Note 14)

Accounting Policy:	A non-current asset or disposal group of assets and liabilities ("disposal group") is classified as held- for-sale, if its carrying amount will be recovered principally through a sale transaction rather than through continuing use, and when the following criteria are met:

(i) The non-current asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups; and

(ii) The sale of the non-current asset or disposal group is highly probable. For the sale to be highly probable:

  The appropriate level of management must be committed to a plan to sell the asset or disposal group;
  An active program to locate a buyer and complete the plan must have been initiated;
  The non-current asset or disposal group must be actively marketed for sale at a price that is reasonable in relation to its current fair value;
  The sale should be expected to qualify for recognition as a completed sale within one year from the date of classification as held for sale (with certain exceptions); and
  Actions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Non-current assets and disposal groups are classified as held for sale from the date these criteria are met and are measured at the lower of the carrying amount and fair value less costs to sell ("FVLCTS"). If the FVLCTS is lower than the carrying amount, an impairment loss is recognized in net earnings. Upon classification as held for sale, non-current assets are no longer depreciated.

Accounting Estimates and Judgments:	Probability of Sale Completion Within One Year
In determining the probability of the sale being completed within a year, management has considered a number of factors including necessary approvals from management, the Board of Directors, regulators and shareholders.

Future Changes in Accounting Policies Not Yet Effective as at December 31, 2023:

At the date of authorization of these financial statements, the Group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective. Management does not expect that the adoption of the Standards listed below will have a material impact on the financial statements of the Group in future periods, except if indicated.

Classification of Liabilities as Current or Non-Current with Covenants (Amendments to IAS 1)

The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.

In addition, the amendment requires entities to disclose information to enable users of the financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months. The amendments are applied on or after the first annual reporting period beginning on or after January 1, 2024, with early application permitted. This amendment is not expected to have a material impact on the Company's financial statements.

Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)

The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. A seller- lessee applies the amendments retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to sale and leaseback transactions entered into after the date of initial application.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024 although earlier application is permitted. This amendment is not expected to have a material impact on the Company's financial statements.

Supplier Financing Arrangements (Amendments to IAS 7 and IFRS 7)

The amendments require disclosure requirements regarding the effects of supplier finance arrangements on their liabilities, cash flows and exposure to liquidity risk. Entities are required to disclose the following:

  The terms and conditions;
  The amount of the liabilities that are part of the arrangements, breaking out the amounts for which the suppliers have already received payment from the finance providers, and stating where the liabilities are reflected in the balance sheet;
  Ranges of payment due dates; and
  Liquidity risk information

The amendments are effective for annual reporting periods beginning on or after January 1, 2024 although earlier application is permitted. This amendment is not expected to have a material impact on the Company's financial statements.

Lack of Exchangeability (Amendments to IAS 21)

The amendments contain guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. Although this would be relatively uncommon, a lack of exchangeability might arise when a government imposes foreign exchange controls that prohibit the exchange of a currency or that limit the volume of foreign currency transactions. If a currency is deemed not exchangeable, an entity is required to disclose information about:

• The nature and financial effects of the currency not being exchangeable into the other currency;

• The spot exchange rate(s) used;

• The estimation process; and

• The risks to which the entity is exposed because of the currency not being exchangeable into the other currency.

The amendments are effective for annual reporting periods beginning on or after January 1, 2025 although earlier application is permitted. This amendment is not expected to have a material impact on the Company's financial statements.